Investment in equity securities/ Equity Investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investment in Equity Securities with Readily Determinable Fair Values [Abstract]
Beginning balance	$ 27,759,775
Proceeds from sale of equity securities	(34,506,485)	$ (31,668,114)
Realized gain on sale of equity securities	9,059,011
Unrealized loss on equity securities revalued at fair value at end of the period	(1,141,892)
Ending balance	1,170,409
Dividend income on equity securities	842,022	1,127,481
Equity Investments without Readily Determinable Fair Values [Abstract]
Beginning balance	9,932,222
Equity investments transferred	(735,187)
Equity investments purchased	394,419
Proceeds from sale of equity securities	(156,345)
Distributions	(1,772,777)
Impairment loss	(69,829)
Unrealized foreign exchange gain/loss	(261,060)
Ending balance	7,331,443
Transfer of equity method investment	1,282,957
Dividend income on equity securities	118,546	$ 1,069,235
MPC Munchmeyer Petersen IT Services GmbH [Member]
Equity Investments without Readily Determinable Fair Values [Abstract]
Transfer of equity method investment	$ 715,278
Percentage of increase in equity investment	50.00%
MPC European Clean Energy S.A [Member]
Equity Investments without Readily Determinable Fair Values [Abstract]
Distribution amount	$ 1,287,110
MPC OSE Offshore K/S [Member]
Equity Investments without Readily Determinable Fair Values [Abstract]
Distribution amount	$ 485,667